Filed with the Securities and Exchange Commission on May 18, 2018
Securities Act of 1933 File No. 333-119865
Investment Company Act of 1940 File No. 811-21113

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 27
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 35

(Check appropriate box or boxes.)

TOUCHSTONE INSTITUTIONAL FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (800) 638-8194

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
(Name and Address of Agent for Service)

With Copies to:
Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

It is proposed that this filing will become effective
(check appropriate box)
☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 27 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on May 18, 2018.

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	*	Trustee	May 18, 2018
Phillip R. Cox

	*	Trustee	May 18, 2018
William C. Gale

	*	Trustee	May 18, 2018
Susan J. Hickenlooper

	*	Trustee	May 18, 2018
Kevin A. Robie

	*	Trustee	May 18, 2018
Edward J. VonderBrink

	/s/ Jill T. McGruder	Trustee and President	May 18, 2018
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	May 18, 2018
Terrie A. Wiedenheft

*By:	/s/Terrie A. Wiedenheft		May 18, 2018
Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney filed with PEA No. 24)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-102.INS	XBRL Instance Document

EX-102.SCH	XBRL Taxonomy Extension Schema Document

EX-102.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-102.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-102.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-102.PRE	XBRL Taxonomy Extension Presentation Linkbase